Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions
Schedule of detailed information about provisions
(a)	This caption is made up as follows:

	As of			Reclassifications		As of			Reclassifications		As of
	January 1,		Accretion	and		December 31,		Accretion	and		December 31,
	2024	Changes	expense	others	Disbursements	2024	Changes	expense	others	Disbursements	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and projects (b)	259,366	73,090	8,476	(6,642)	(17,372)	316,918	75,510	11,021	1,054	(17,371)	387,132
Environmental liabilities	22,266	4,062	—	5,133	(6,634)	24,827	875	440	(1,054)	(3,824)	21,264
Environmental contingencies	3,689	2,987	—	—	(1,166)	5,510	3,604	—	849	(32)	9,931
Safety contingencies	4,963	(373)	—	—	76	4,666	(145)	—	547	(35)	5,033
Labor contingencies	3,824	643	—	—	(181)	4,286	407	—	498	(486)	4,705
Tax contingencies	2,991	(1,043)	—	—	—	1,948	923	—	42	—	2,913
Obligations with communities	1,838	(1,048)	—	—	—	790	(654)	—	42	—	178
Other provisions	1,763	(408)	—	—	—	1,355	64	—	28	—	1,447
	300,700	77,910	8,476	(1,509)	(25,277)	360,300	80,584	11,461	2,006	(21,748)	432,603

Classification by maturity:
Current portion	107,491					53,900					62,075
Non-current portion	193,209					306,400					370,528
	300,700					360,300					432,603

Closure of mining units and exploration projects [Member]
Provisions
Schedule of detailed information about provisions
(b)	Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2025	2024
	US$(000)	US$(000)

Beginning balance	316,918	259,366

Additions (reversals) in estimates and reclassifications:
Continuing mining units	67,231	65,397
Discontinued mining units	3,550	555
Exploration projects, note 27(a)	5,783	496
	76,564	66,448
Accretion expense:
Continuing mining units, note 28(a)	9,573	7,563
Exploration projects, note 28(a)	1,278	518
Discontinued mining units	170	395
	11,021	8,476

Disbursements	(17,371)	(17,372)

Ending balance	387,132	316,918

Classification by maturity:
Current portion	32,279	25,758
Non-current portion	354,853	291,160

	387,132	316,918

Sociedad Minera Cerro Verde S.A.A.
Provisions
Schedule of detailed information about provisions

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Current
Provision for legal contingencies (a)	2,345	2,411
Provision for remediation and mine closure (c)	99	—
Provision for social commitments (b)	92	4,600
Total current	2,536	7,011

Non–current
Provision for remediation and mine closure (c)	237,252	234,126
Provision for social commitments (b)	10,188	5,783
Provision for legal contingencies (a)	1,836	1,127
Provision for uncertainty over income tax treatments (d)	1,231	2,964
Provision for tax contingencies	—	3,427
Total non-current	250,507	247,427

Total provisions	253,043	254,438
(a)	The provision for legal contingencies is mainly associated with penalties incurred with OSINERGMIN and SUNAFIL (National Superintendence of Labor Inspection), which have been appealed by the Company.
(b)	The provision for social commitments is associated with repaving Alata-Congata Road (US$6.1 million as of December 31, 2025, and December 31, 2024) and an irrigation project in La Joya (US$4.2 million as of December 31, 2025, and US$4.3 million as of December 31, 2024).
(c)	The Company’s mineral exploration and exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit and a mine closure plan approved by the Ministry of Energy and Mines.
As of December 31, 2025, represents interest and penalties related to mining taxes and income taxes for the years 2017 through 2023 (As of December 31, 2024, correspond to the years 2018, 2020, 2021, 2022, and 2023), determined in accordance with IFRIC 23, “Uncertainty over Income Tax Treatments.
Schedule of detailed information about provision for closure of mining units and exploration projects

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Beginning balance	234,126	259,844
Accretion expense	11,392	11,160
Changes in estimates (see Note 7)	(8,167)	(36,885)
Exchange rate effect	—	7

Final balance	237,351	234,126